SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
Convenience translation rate of USD1.00		6.9618				6.9618
Held-to-maturity securities		¥ 145,110		¥ 115,000
Impairment losses on long-lived assets		0		0
Impairment losses on equity method investments		0	$ 0	0	¥ 1,070
Revenue recognized that was included in deferred revenue balance		259,384		45,820
Remaining performance obligations		1,337,636
Remaining performance obligations, expected to be recognized over the next 12 months		1,331,962
Remaining performance obligations, expected to be recognized over the second 12 months		5,144
Remaining performance obligations, expected to be recognized thereafter		530
Government subsidies		310		400	2,000
Cash and cash equivalents		¥ 73,967		¥ 33,259	¥ 19,294	$ 10,625		$ 4,777	¥ 22,586
Percentage of net revenues earned through the courses offered by one instructor		10.00%	10.00%	10.00%	10.00%
Operating Lease Right Of Use Asset		¥ 264,909		¥ 0		$ 38,052
Available-for-sale debt investments current		1,328,342		82,991
Available-for-sale debt investments noncurrent	[1]	1,181,693		0
Capitalized contract costs		64,805
Capitalized Contract Cost, Impairment Loss		¥ 0
Operating Lease, Term		7 years				7 years
Accounting Standards Update 2018-11 [Member]
Operating Lease Right Of Use Asset							¥ 264,909
Operating Lease Liability							¥ 254,210
Selling and marketing expense [Member]
Capitalized contract costs amortization		¥ 156,710
Small Scale VAT Payer Entities [Member] | Educational services [Member]
Value added tax rate		3.00%				3.00%
General VAT Payer Entities [Member] | Educational services [Member]
Value added tax rate		6.00%				6.00%
CNY
Cash and cash equivalents		¥ 11,677		¥ 32,643

[1]	Long-term available-for-sale debt investments are reported at fair value. Please refer to debt securities investments decribed in Note 2.